Schedule of Operating Lease Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease liability, current	$ 489	$ 498
Operating lease liability, non-current	600	848
Total	$ 1,089	$ 1,346	$ 1,800